Financial Assets and Liabilities Measured at Fair Value - Schedule of Financial Derivative Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
CVA	$ (37,821)	$ (53,398)	$ (51,997)
DVA	340	1,369	1,247
Derivative financial instruments held for hedging [member]
Disclosure of financial assets [line items]
CVA		(2)	(36)
DVA		815	244
Derivative financial instruments held for hedging [member] | Fair Value Hedges [Member]
Disclosure of financial assets [line items]
CVA		(11)	(12)
DVA		783	274
Derivative financial instruments held for hedging [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
CVA		(5)	9
DVA		222	37
Derivative financial instruments held for hedging [member] | Fair Value Hedges [Member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA		(6)	(21)
DVA		561	237
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
CVA		1	(18)
DVA		54	(6)
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA		(1)	(17)
DVA		(13)
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
CVA			(1)
DVA		27	5
Derivative financial instruments held for hedging [member] | Cash Flow Hedges [Member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA		2
DVA		40	(11)
Derivative financial instruments held for hedging [member] | Hedges of net investment in foreign operations [member]
Disclosure of financial assets [line items]
CVA		8	(6)
DVA		(22)	(24)
Derivative financial instruments held for hedging [member] | Hedges of net investment in foreign operations [member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA		8	(6)
DVA		(22)	(24)
Derivative financial instruments held for trading [member]
Disclosure of financial assets [line items]
CVA	(37,821)	(53,396)	(51,961)
DVA	340	554	1,003
Derivative financial instruments held for trading [member] | Currency Forward Contract [member]
Disclosure of financial assets [line items]
CVA	(127)	(258)	(1,161)
DVA	65	(724)	(72)
Derivative financial instruments held for trading [member] | Currency Swap Contract [Member]
Disclosure of financial assets [line items]
CVA	(31,167)	(42,829)	(28,951)
DVA	127	367	526
Derivative financial instruments held for trading [member] | Interest rate swaps contract [member]
Disclosure of financial assets [line items]
CVA	(6,527)	(10,244)	(21,860)
DVA	$ 148	911	549
Derivative financial instruments held for trading [member] | Currency call options [member]
Disclosure of financial assets [line items]
CVA			(10)
Derivative financial instruments held for trading [member] | Currency put options [member]
Disclosure of financial assets [line items]
CVA		$ (65)	$ 21